Financial Instruments - Summary of Changes in Fair Value of Level 3 Financial Instruments (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value Disclosures [Abstract]
Fair Value, Beginning Balance	$ 0
Private placement warrant liability acquired as part of the merger	3,014
Change in the fair value included in other income (expense), net	(668)
Fair Value, Ending Balance	$ 2,346